[letterhead of State Street Research]

                                            November 5, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      State Street Research Equity Trust
                  Securities Act of 1933 File No. 33-4296
                  Investment Company Act of 1940 File No. 811-4624
                  CIK 790941

Dear Sir or Madam:

         The undersigned, STATE STREET RESEARCH EQUITY TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 20 under the Securities Act; Amendment No. 21 under the Investment Company Act of 1940) for the State Street Research Equity Investment Fund series of the Registrant and for the State Street Research Global Resources Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0001029869-97-001250).

                                                   STATE STREET RESEARCH
                                                   EQUITY TRUST


                                                   By:/s/ Darman A. Wing
                                                      Darman A. Wing
                                                      Assistant Secretary